RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Disclosure of transactions between related parties

For the years ended December 31 ($ millions)	2024	2023
Services provided(1)
PGI	242	272
Aux Sable(2)	32	132
Alliance(2)	4	15
Cedar LNG	26	12
Other(3)	2	2
Total services provided	306	433
Services received
PGI	8	12
Alliance(2)	3	12
Total services received	11	24

As at December 31 ($ millions)	2024	2023
Trade receivables and other(4)	37	36
Trade payables and other	—	1
(1)    Services provided by Pembina include payments made by Pembina on behalf of related parties.
(2)    Prior to the Acquisition, Pembina held a joint control equity interest in Aux Sable and Alliance. As of April 1, 2024, following the completion of the Acquisition, Alliance and Aux Sable became consolidated subsidiaries of Pembina and, as such, are no longer related parties. Refer to Note 5 for more information.
(3)    Other includes transactions with Grand Valley and ACG.
(4)    As at December 31, 2024, trade receivables and other includes $34 million due from PGI (2023: $33 million), and $2 million due from Cedar LNG (2023: $2 million

($ millions)		Transaction Value Years Ended December 31
Post-employment benefit plan	Transaction	2024	2023
Defined benefit plan	Funding	18	17

Disclosure of key management personnel compensation
Key management personnel compensation comprised:

For the years ended December 31
($ millions)	2024	2023
Short-term employee benefits	11	16
Share-based compensation and other(1)	13	13
Total compensation of key management	24	29
(1)    Includes termination benefits.